Employee benefit plans - Summary of Movement in the Defined Benefit Obligation Over the Year (Details) - Present value of defined benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	$ (53,314)	$ (59,984)
Current service cost	(2,353)	(3,204)
Past service cost	(97)	(146)
Interest cost	(2,116)	(2,004)
Actuarial gain (loss)	(7,878)	1,303
Assets distributed on settlement	24,430	0
Benefit payments	3,765	3,895
Exchange gain (loss)	(985)	6,826
Ending Balance	(38,548)	(53,314)
Employee Benefit Plan
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(16,239)	(16,028)
Current service cost	(2,181)	(2,935)
Past service cost	0	0
Interest cost	(669)	(601)
Actuarial gain (loss)	(3,097)	(1,209)
Assets distributed on settlement	0	0
Benefit payments	1,576	1,066
Exchange gain (loss)	428	3,468
Ending Balance	(20,182)	(16,239)
SERP
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(37,075)	(43,956)
Current service cost	(172)	(269)
Past service cost	(97)	(146)
Interest cost	(1,447)	(1,403)
Actuarial gain (loss)	(4,781)	2,512
Assets distributed on settlement	24,430	0
Benefit payments	2,189	2,829
Exchange gain (loss)	(1,413)	3,358
Ending Balance	$ (18,366)	$ (37,075)